Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 20, 2011
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001492374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2011